Inventories	6 Months Ended
Jun. 30, 2020
Inventories
Inventories

7.Inventories

	Six Months Ended	Year Ended
	June 30,	December 31,
(in thousands of €)	2020	2019
Raw materials and consumables	€4,977	€—
Inventories in process	—	—
Finished Goods	—	—
	€4,977	€—

On June 30, 2020, inventories amounted to €5.0 million and related to pre-launch efgartigimod-inventory, capitalized subsequent to the announcement of the topline data from the pivotal Adapt trial of efgartigimod. As of June 30, 2020, no inventory write-downs were recorded.